UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-05992

JAPAN SMALLER CAPITALIZATION FUND, INC.

(Exact name of registrant as specified in charter)

Two World Financial Center
Building B, 18th Floor
New York, New York 10281-1712

(Address of principal executive offices)

Masashi Terachi
Japan Smaller Capitalization Fund, Inc.
Two World Financial Center
Building B, 18th Floor
New York, New York 10281-1712

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 833-0018

Date of fiscal year end:  February 28, 2013

Date of reporting period:  September 1, 2012 –  November 30, 2012

JAPAN SMALLER CAPITALIZATION FUND, INC.
SCHEDULE OF INVESTMENTS
IN SECURITIES OF UNAFFILIATED ISSUERS
November 30, 2012

					% of
			Market	Unrealized	Net
	Shares	Cost	Value	Gain or Loss	Assets

JAPANESE COMMON STOCKS
Automotive Equipment and Parts
Musashi Seimitsu Industry Co., Ltd.	285,800	$6,375,009	$5,942,119	$(432,890)	2.6
Ball joints, camshafts, and gears
Tachi-S Co., Ltd.	140,200	2,630,647	2,700,891	70,244	1.2
Child transformation seats, seat components, and rotating units
Total Automotive Equipment and Parts		9,005,656	8,643,010	(362,646)	3.8

Banks and Finance
Fuyo General Lease Co., Ltd.	175,200	4,987,603	4,918,379	(69,224)	2.2
Machinery leasing
Total Banks and Finance		4,987,603	4,918,379	(69,224)	2.2

Chemicals and Pharmaceuticals
Adeka Corporation	689,900	6,625,819	5,508,501	(1,117,318)	2.5
Resin products
Central Glass Co., Ltd.	840,000	3,594,560	2,473,133	(1,121,427)	1.1
Glass and Chemicals
Nichi-Iko Pharmaceutical Co., Ltd.	204,200	4,158,450	4,032,786	(125,664)	1.8
Medical drugs
Rohto Pharmaceutical Co., Ltd.	266,000	2,973,420	3,387,242	413,822	1.5
Pharmaceuticals manufacturer
Total Chemicals and Pharmaceuticals		17,352,249	15,401,662	(1,950,587)	6.9

Electronics
Alpine Electronics, Inc.	405,000	5,254,053	3,420,185	(1,833,868)	1.5
Car audio and navigation systems
Fuji Machine Mfg. Co., Ltd.	300,900	4,931,330	4,702,987	(228,343)	2.1
Automated assembly machines
Mimasu Semiconductor Industry Co., Ltd.	285,000	2,681,886	2,158,175	(523,711)	1.0
Silicon and gallium
Nippon Chemi-Con Corporation	1,437,000	6,862,939	2,472,333	(4,390,606)	1.1
Electronic components and circuit products
Sato Corporation	289,500	3,517,664	4,658,097	1,140,433	2.1
Automation recognition systems
Siix Corporation	285,400	3,795,870	3,575,496	(220,374)	1.6
Video, audio, and office equipment
Total Electronics		27,043,742	20,987,273	(6,056,469)	9.4

Information and Software
DTS Corporation	334,200	4,234,098	4,340,733	106,635	1.9
Information technology services
Kadokawa Group Holdings, Inc.	74,800	2,278,887	2,214,047	(64,840)	1.0
Publishing, movie/visual, and internet-related businesses
Otsuka Corporation	68,500	4,643,856	5,427,879	784,023	2.4
Computer information system developer
SKY Perfect JSAT Holdings Inc	7,550	3,363,149	3,206,246	(156,903)	1.4
Broadcasting and data transmission
Square Enix Holdings Co., Ltd.	267,400	5,091,616	3,592,980	(1,498,636)	1.6
Entertainment software
Total Information and Software		19,611,606	18,781,885	(829,721)	8.3

					% of
			Market	Unrealized	Net
	Shares	Cost	Value	Gain or Loss	Assets
Iron and Steel
Hanwa Co., Ltd.	1,292,000	$5,231,636	$4,257,878	($973,758)	1.9
Steel imports/exports
Yamato Kogyo Co., Ltd.	176,800	4,801,894	4,766,220	(35,674)	2.1
Structural steel products and railway track accessories
Total Iron and Steel		10,033,530	9,024,098	(1,009,432)	4.0

Machinery and Machine Tools
Asahi Diamond Industrial Co., Ltd.	339,400	4,740,190	3,129,380	(1,610,810)	1.4
Instruments and machines for diamond objects
Disco Corporation	88,500	5,142,520	4,701,914	(440,606)	2.1
Precision cutting, grinding, and polishing machines
Star Micronics Co., Ltd.	342,100	3,350,326	3,324,216	(26,110)	1.5
Small-sized precision components and equipments
THK Co., Ltd.	248,500	5,888,163	4,266,366	(1,621,797)	1.9
Linear motion systems
Total Machinery and Machine Tools		19,121,199	15,421,876	(3,699,323)	6.9

Miscellaneous Manufacturing
Asahi Intecc Co., Ltd.	149,300	3,870,240	5,390,610	1,520,370	2.4
Medical tools
Hogy Medical Co., Ltd.	102,400	4,520,607	5,018,574	497,967	2.2
Medical supply products
Nihon Kohden Corporation	79,900	2,188,066	2,618,641	430,575	1.2
Medical equipment
Nichiha Corporation	198,300	2,298,013	2,234,434	(63,579)	1.0
Armoring materials
Toyo Tanso Co., Ltd.	147,400	6,364,454	2,794,948	(3,569,506)	1.2
Carbon and graphite
Total Miscellaneous Manufacturing		19,241,380	18,057,207	(1,184,173)	8.0

Real Estate and Warehouse
Daibiru Corporation	437,900	3,900,301	3,538,854	(361,447)	1.6
Leases office buildings, apartments and hotels
Total Real Estate and Warehouse		3,900,301	3,538,854	(361,447)	1.6

Restaurants
Saint Marc Holdings Co., Ltd.	69,000	2,659,319	2,495,487	(163,832)	1.1
Restaurants and cafes
Total Restaurants		2,659,319	2,495,487	(163,832)	1.1

Retail
Arcs Company, Limited	283,000	4,996,863	5,835,900	839,037	2.6
Supermarkets and discount stores
Asahi Co., Ltd.	163,000	2,630,313	2,231,659	(398,654)	1.0
Bicycles, parts and accessories
Heiwado Co., Ltd.	212,000	2,662,853	2,941,055	278,202	1.3
Supermarkets
Xebio Co., Ltd.	187,900	4,162,839	3,376,213	(786,626)	1.5
Sporting goods
Total Retail		14,452,868	14,384,827	(68,041)	6.4

					% of
			Market	Unrealized	Net
	Shares	Cost	Value	Gain or Loss	Assets
Services
Daiseki Co., Ltd.	350,700	$6,684,713	$4,674,017	($2,010,696)	2.1
Waste disposal
Message Co., Ltd.	1,781	5,674,827	5,068,842	(605,985)	2.3
Nursing facilities
NEC Networks & System Integration Corporation	169,900	2,062,814	3,036,318	973,504	1.3
Communication systems
Nihon M&A Center Inc.	90,800	2,739,898	2,961,575	221,677	1.3
Provides merger and acquisition brokerage services
Park24 Co., Ltd.	128,500	1,464,809	2,167,226	702,417	1.0
Parking garages
Rakuten, Inc.	995,500	9,360,009	8,382,777	(977,232)	3.7
Manages consumer websites
Toppan Forms Co., Ltd.	230,500	1,857,345	2,150,421	293,076	1.0
Printing company
Total Services		29,844,415	28,441,176	(1,403,239)	12.7

Transportation
Kintetsu World Express Inc.	151,500	4,283,147	4,572,442	289,295	2.0
Distribution services
Total Transportation		4,283,147	4,572,442	289,295	2.0

Wholesale
Mitsui Matsushima Co., Ltd.	1,757,000	3,338,077	2,831,296	(506,781)	1.3
Coal
Paltac Corporation	247,600	2,979,925	2,936,941	(42,984)	1.3
Daily necessities
Total Wholesale		6,318,002	5,768,237	(549,765)	2.6

TOTAL JAPANESE COMMON STOCKS		$187,855,017	$170,436,413	($17,418,604)	75.9

INVESTMENTS IN FOREIGN CURRENCY
Japanese Yen
Non- interest bearing account		$2,819,075	$2,804,681	($14,394)	1.2
TOTAL INVESTMENTS IN FOREIGN CURRENCY		2,819,075	2,804,681	(14,394)	1.2

TOTAL INVESTMENTS		$190,674,092	$173,241,094	($17,432,998)	77.1

OTHER ASSETS LESS LIABILITIES, NET			51,848,850		22.9

NET ASSETS			$225,089,944		100.0

*	Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $8,561,277.
Aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $25,979,881.

Portfolio securities and foreign currency holdings were translated at the following exchange rate as of November 30, 2012.

Japanese Yen	82.535	=$1.00

The tax basis of investments, exclusive of investments in foreign currencies of $2,819,075, at November 30, 2012 was $187,855,017.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of November 30, 2012.  Level 1 – quoted prices in active markets for identical investments. Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment spreads, credit risk, etc.). Level 3 - (including the Fund’s own assumptions in determining the fair value of investments).

Level 1	Investment in Securities
Level 1
Equity Securities	$170,436,413
Foreign Currency	2,804,681
Level 2	-0-
Level 3	-0-
Total	$173,241,094

During the quarter ended November 30th 2012, there were no transfers between Level 1 and 2 and the Fund did not hold any instruments which used significant unobservable inputs (Level 3) in determining fair value.

Item 2.  Controls and Procedures.

(a)  The Registrant’s Principal Executive Officer and Principal Financial Officer evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing of this report and concluded that they were effective in providing reasonable assurance that the information required to be disclosed by the Registrant in its reports or statements filed under the 1934 Act is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b)  There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)  Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JAPAN SMALLER CAPITALIZATION FUND, INC.

By:  /s/ Masashi Terachi
        Masashi Terachi, President
        (Principal Executive Officer)

Date:  January 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Robert Kleinman
        Robert Kleinman, Treasurer
        (Principal Financial Officer)

Date:  January 28, 2013